Fair value measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair value measurements
Equity Securities, FV-NI, Gain	$ 14,045	$ 14,543	$ 394,919
Impairment of investments	$ 93,632	$ 6,186	$ 8,870